Delaware Investments
A member of Lincoln Financial Group

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-28871
1940 Act File No. 811-1485

August 30, 2002

Filed via EDGAR (CIK #0000027937)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-28871
      DELAWARE GROUP EQUITY FUNDS III
      DELAWARE AMERICAN SERVICES FUND
      DELAWARE FOCUSED GROWTH FUND
      DELAWARE FOCUSED VALUE FUND
        (FORMERLY DELAWARE RESEARCH FUND)
      DELAWARE HEALTH CARE FUND
      DELAWARE SMALL CAP GROWTH FUND
      DELAWARE TECHNOLOGY AND INNOVATION FUND
      DELAWARE TREND FUND
      _______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 66, the most recent Post-Effective Amendment of Delaware Group Equity Funds III. Post-Effective Amendment No. 66 was filed electronically with the Commission on August 27, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Brian L. Murray, Jr.
___________________________
Brian L. Murray, Jr.
Vice President/
Associate General Counsel/
Assistant Secretary